Long-Term Debt: - Guaranteed Preferred Beneficial Interest in the Company's Junior Subordinated Debentures (Details) - Hman Group holdings Inc and subsidiaries - USD ($)
$ / shares in Units, $ in Thousands
		12 Months Ended
	Jun. 30, 2014	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Debt Instrument [Line Items]
Interest on junior subordinated debentures		$ 12,707	$ 12,608	$ 12,608
Unamortized premium on 11.6% Junior Subordinated Debentures		14,591	16,110
11.6% Junior Subordinated Debentures
Debt Instrument [Line Items]
Face amount of debt		105,443
Interest on junior subordinated debentures		12,231
Fair value of debentures	$ 131,141
Amortization of premium on debentures	$ 22,437
Junior Subordinated Debentures - Common
Debt Instrument [Line Items]
Interest on junior subordinated debentures		12,329	$ 11,211	$ 12,230
The Hillman Group Capital Trust ("Trust")
Debt Instrument [Line Items]
Proceeds from underwritten public offering of TOPrS		$ 105,443
Number of TOPrS issued		4,217,724
Trust common securities issued to the company		$ 3,261
Price underlying the Trust Preferred Securities (in dollars per share)	$ 30.32
The Hillman Group Capital Trust ("Trust") | 11.6% Junior Subordinated Debentures
Debt Instrument [Line Items]
Interest rate (as a percent)		11.60%